Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	39	26	41
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 3,159	$ 2,551	$ 2,884
Income from discontinued operations, net of tax	9	10	17
Net income attributable to ABB	3,168	2,561	2,901
Weighted-average number of shares outstanding (in shares)	2,288	2,287	2,284
Basic earnings (loss) per share attributable to ABB shareholders
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.12	$ 1.26
Income (loss) from discontinued operations, net of tax (in dollars per share)			$ 0.01
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17
Net income attributable to ABB	$ 3,168	$ 2,561	$ 2,901
Weighted-average number of shares outstanding (in shares)	2,288	2,287	2,284
Effect of dilutive securities:
Call options and shares	3	4	4
Diluted weighted-average number of shares outstanding (in shares)	2,291	2,291	2,288
Diluted earnings (loss) per share attributable to ABB shareholders
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.11	$ 1.26
Income from discontinued operations, net of tax (in dollars per share)		$ 0.01	$ 0.01
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27